Business Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of merger agreement

Schedule of merger agreement

Consideration: 1,666,360 shares of common stock of the Company	$11,331,248
Payment of promissory notes and interest	3,817,516
Total consideration	$15,148,764

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$358,634
Current assets	8,894
Accounts payable	(29,023)
Platform users	7,080,319
Platform investors	6,288,392
Platform issuers	903,125
Unpatented technology	532,118
Total identifiable net assets	$15,148,764

Schedule of pro forma and earnings
	Revenues	Earnings
Supplemental pro forma for 4/1/20 – 11/04/20	$2,866,063	$282,264
Supplemental pro forma for 4/1/19 – 11/04/19	$1,018,200	$680,212

Schedule of Pro forma revenue and earnings
	Revenues		Earnings
Supplemental pro forma for 4/1/20 – 11/04/20	$2,866,063	$	282,264
Supplemental pro forma for 4/1/19 – 11/04/19	$1,018,200	$	680,212